long-term debt - TELUS International (Cda) Inc. credit facility, Other and Lease Liabilities (Details) $ in Millions, $ in Millions		12 Months Ended
	Jan. 01, 2020 USD ($)	Dec. 31, 2019 USD ($) item	Jan. 01, 2020 CAD ($)	Dec. 31, 2019 CAD ($) item	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CAD ($)
long-term debt
Maximum aggregate amount of credit facility				$ 2,250		$ 2,250
Long-term debt				18,474		14,101
Undrawn borrowing facilities				$ 1,235		$ 1,476
Lease liabilities
long-term debt
Weighted average interest rate		4.50%		4.50%
TELUS International (Cda) Inc. credit facility
long-term debt
Maximum aggregate amount of credit facility		$ 457			$ 463
Outstanding		336			313
Undrawn borrowing facilities		$ 121			150
TELUS Corporation, share of lending, as a percent	12.50%
Number of financial ratio tests | item		2		2
TELUS International (Cda) Inc. credit facility | U.S. Dollars
long-term debt
Amounts drawn on credit facility	$ 798		$ 1,036
TELUS International (Cda) Inc. credit facility | 1 year hence
long-term debt
Net debt to operating cash flow ratio	4.75		4.75
TELUS International (Cda) Inc. credit facility | 2021
long-term debt
Net debt to operating cash flow ratio	4.25		4.25
TELUS International (Cda) Inc. credit facility | Thereafter
long-term debt
Net debt to operating cash flow ratio	3.50		3.50
TELUS International (Cda) Inc. credit facility | Minimum
long-term debt
Operating cash flow to debt service ratio		1.50		1.50
TELUS International (Cda) Inc. credit facility | Maximum
long-term debt
Net debt to operating cash flow ratio		3.25		3.25
Revolving component
long-term debt
Maximum aggregate amount of credit facility	$ 600	$ 350			350
Outstanding		229			200
Undrawn borrowing facilities		$ 121			150
Weighted average interest rate		3.25%		3.25%
Term loan component
long-term debt
Maximum aggregate amount of credit facility	$ 600	$ 120			120
Outstanding		$ 107			$ 113
Percentage of principal advance required to be repaid each year of the term of the agreement	5.00%	5.00%
Term loan component | Fixed interest rate
long-term debt
Fixed interest rate		2.64%		2.64%
Other
long-term debt
Fixed interest rate		3.29%		3.29%